iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .0%
Rocket Lab Corp.
(a)
....................... 29,494 $ 1,242,877
a
Air Freight & Logistics  —  0 .3%
FedEx Corp. ............................ 15,206 4,191,990
United Parcel Service, Inc. , Class B ............ 49,970 4,786,626
8,978,616
a
Automobiles  —  3 .3%
General Motors Co. ....................... 64,697 4,756,523
Tesla, Inc.
(a)
............................. 191,009 82,166,342
86,922,865
a
Banks  —  4 .6%
Bank of America Corp. ..................... 475,539 25,512,667
Citigroup, Inc. ........................... 124,410 12,888,876
JPMorgan Chase & Co. .................... 185,793 58,168,073
U.S. Bancorp ........................... 105,171 5,158,638
Wells Fargo & Co. ........................ 216,491 18,585,752
120,314,006
a
Beverages  —  1 .4%
Coca-Cola Co. (The) ...................... 276,676 20,230,549
Keurig Dr Pepper, Inc. ..................... 87,834 2,450,568
PepsiCo, Inc. ........................... 92,682 13,785,521
36,466,638
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 119,488 27,207,417
Amgen, Inc. ............................ 36,321 12,547,453
Biogen, Inc.
(a)
........................... 9,911 1,804,694
Gilead Sciences, Inc. ...................... 83,832 10,549,419
Regeneron Pharmaceuticals, Inc. .............. 7,053 5,502,680
Vertex Pharmaceuticals, Inc.
(a)
................ 17,379 7,535,708
65,147,371
a
Broadline Retail  —  4 .8%
Amazon.com, Inc.
(a)
....................... 509,865 118,910,715
eBay, Inc. .............................. 30,924 2,560,198
MercadoLibre, Inc.
(a) (b)
...................... 3,088 6,397,657
127,868,570
a
Building Products  —  0 .6%
Carlisle Companies, Inc. .................... 2,936 933,854
Carrier Global Corp. ....................... 52,122 2,860,455
Johnson Controls International PLC ............ 44,137 5,133,575
Lennox International, Inc. ................... 2,168 1,081,550
Trane Technologies PLC .................... 15,082 6,356,761
16,366,195
a
Capital Markets  —  4 .2%
Bank of New York Mellon Corp. (The) ........... 47,582 5,333,942
BlackRock, Inc.
(c)
......................... 9,930 10,399,689
Blackstone, Inc. .......................... 50,305 7,365,658
Carlyle Group, Inc. (The) .................... 16,770 914,468
Cboe Global Markets, Inc. ................... 7,269 1,876,638
Charles Schwab Corp. (The) ................. 116,631 10,815,193
CME Group, Inc. , Class A ................... 24,582 6,918,850
Goldman Sachs Group, Inc. (The) ............. 20,459 16,899,952
Intercontinental Exchange, Inc. ............... 38,789 6,101,510
Moody's Corp. ........................... 10,948 5,373,060
Morgan Stanley .......................... 80,935 13,731,432
Nasdaq, Inc. ............................ 32,287 2,935,534
Robinhood Markets, Inc. , Class A
(a)
............. 50,013 6,426,170
S&P Global, Inc. ......................... 21,134 10,542,273
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 20,213 $ 2,405,751
T Rowe Price Group, Inc. ................... 14,889 1,524,336
109,564,456
a
Chemicals  —  1 .1%
Corteva, Inc. ............................ 45,673 3,081,557
DuPont de Nemours, Inc. ................... 28,656 1,139,649
Ecolab, Inc. ............................ 17,222 4,738,806
International Flavors & Fragrances, Inc. .......... 17,491 1,215,275
Linde PLC ............................. 31,777 13,038,739
PPG Industries, Inc. ....................... 15,463 1,546,918
Sherwin-Williams Co. (The) .................. 16,084 5,527,910
30,288,854
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 24,611 4,578,138
Republic Services, Inc. ..................... 14,770 3,205,976
Veralto Corp. ............................ 16,895 1,710,112
Waste Connections, Inc. .................... 17,400 3,071,970
Waste Management, Inc. .................... 27,093 5,902,752
18,468,948
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 327,248 25,178,461
F5, Inc.
(a)
.............................. 4,803 1,148,686
26,327,147
a
Construction & Engineering  —  0 .2%
AECOM ............................... 9,092 937,658
Quanta Services, Inc. ...................... 10,050 4,672,044
5,609,702
a
Construction Materials  —  0 .4%
CRH PLC .............................. 45,602 5,470,416
Martin Marietta Materials, Inc. ................ 4,072 2,537,833
Vulcan Materials Co. ...................... 9,003 2,676,052
10,684,301
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 37,623 13,742,553
a
Consumer Staples Distribution & Retail  —  1 .3%
Target Corp. ............................ 30,876 2,797,983
Walmart, Inc. ............................ 296,203 32,733,394
35,531,377
a
Containers & Packaging  —  0 .1%
Amcor PLC ............................. 156,004 1,329,154
Avery Dennison Corp. ...................... 5,364 924,593
Ball Corp. .............................. 17,715 877,424
3,131,171
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 482,199 12,546,818
Verizon Communications, Inc. ................ 284,256 11,685,764
24,232,582
a
Electric Utilities  —  1 .7%
Constellation Energy Corp. .................. 21,163 7,710,951
Duke Energy Corp. ....................... 52,464 6,502,388
Eversource Energy ....................... 25,412 1,707,178
Exelon Corp. ............................ 68,433 3,224,563
NextEra Energy, Inc. ...................... 139,585 12,044,790
PG&E Corp. ............................ 149,550 2,410,746
Southern Co. (The) ....................... 74,219 6,762,835

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
Xcel Energy, Inc. ......................... 40,058 $ 3,289,162
43,652,613
a
Electrical Equipment  —  0 .8%
AMETEK, Inc. ........................... 15,643 3,095,593
Eaton Corp. PLC ......................... 26,265 9,084,801
Emerson Electric Co. ...................... 38,166 5,090,581
Vertiv Holdings Co. , Class A ................. 24,520 4,406,980
21,677,955
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 19,941 1,623,596
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 66,691 3,347,888
SLB Ltd. ............................... 101,746 3,687,275
7,035,163
a
Entertainment  —  1 .7%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 14,357 1,377,985
Netflix, Inc.
(a)
............................ 287,473 30,926,345
Walt Disney Co. (The) ..................... 121,845 12,729,147
45,033,477
a
Financial Services  —  3 .3%
Apollo Global Management, Inc. ............... 29,582 3,900,387
Block, Inc. , Class A
(a)
...................... 37,371 2,496,383
Fidelity National Information Services, Inc. ........ 35,641 2,344,108
Fiserv, Inc.
(a)
............................ 36,846 2,264,924
Global Payments, Inc. ..................... 16,467 1,247,540
Mastercard, Inc. , Class A .................... 57,606 31,713,831
PayPal Holdings, Inc. ...................... 61,235 3,838,822
Visa, Inc. , Class A ........................ 114,798 38,393,043
86,199,038
a
Food Products  —  0 .4%
General Mills, Inc. ........................ 36,299 1,718,758
Hershey Co. (The) ........................ 10,026 1,885,690
Kellanova .............................. 19,971 1,670,374
McCormick & Co., Inc. , NVS ................. 17,318 1,168,619
Mondelez International, Inc. , Class A ............ 87,797 5,054,473
11,497,914
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 10,900 1,922,433
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 125,984 4,454,794
Norfolk Southern Corp. ..................... 15,068 4,401,212
Old Dominion Freight Line, Inc. ............... 13,166 1,781,228
Uber Technologies, Inc.
(a)
................... 134,201 11,747,956
Union Pacific Corp. ....................... 40,117 9,300,324
31,685,514
a
Health Care Equipment & Supplies  —  1 .4%
Abbott Laboratories ....................... 117,628 15,162,249
Becton Dickinson & Co. .................... 19,399 3,763,794
Boston Scientific Corp.
(a)
.................... 100,157 10,173,948
Edwards Lifesciences Corp.
(a)
................ 39,876 3,456,053
IDEXX Laboratories, Inc.
(a)
................... 5,416 4,077,598
36,633,642
a
Health Care Providers & Services  —  1 .3%
Elevance Health, Inc. ...................... 15,213 5,145,949
Labcorp Holdings, Inc. ..................... 5,641 1,516,188
McKesson Corp. ......................... 8,425 7,423,436
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 61,287 $ 20,210,614
34,296,187
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 47,176 861,434
Welltower, Inc. ........................... 45,279 9,427,993
10,289,427
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 10,518 2,527,370
a
Hotels, Restaurants & Leisure  —  2 .4%
Airbnb, Inc. , Class A
(a)
...................... 29,275 3,424,882
Booking Holdings, Inc. ..................... 2,195 10,787,745
Chipotle Mexican Grill, Inc.
(a)
................. 91,282 3,151,055
Domino's Pizza, Inc. ....................... 2,193 920,249
Expedia Group, Inc. ....................... 8,078 2,065,464
Flutter Entertainment PLC , Class DI
(a)
........... 11,331 2,366,026
Hilton Worldwide Holdings, Inc. ............... 15,858 4,520,006
Hyatt Hotels Corp. , Class A .................. 2,954 485,608
Las Vegas Sands Corp. .................... 20,940 1,427,270
Marriott International, Inc. , Class A ............. 15,604 4,755,943
McDonald's Corp. ........................ 48,315 15,065,583
Royal Caribbean Cruises Ltd. ................ 17,441 4,643,666
Starbucks Corp. .......................... 76,747 6,685,431
Yum! Brands, Inc. ........................ 18,780 2,877,284
63,176,212
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 16,794 1,430,177
Clorox Co. (The) ......................... 8,360 902,379
Colgate-Palmolive Co. ..................... 51,803 4,164,443
Kimberly-Clark Corp. ...................... 22,632 2,469,604
Procter & Gamble Co. (The) ................. 158,171 23,434,615
32,401,218
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 36,039 6,200,510
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 62,656 8,053,176
a
Insurance  —  1 .9%
American International Group, Inc. ............. 37,567 2,861,103
Aon PLC , Class A ........................ 13,934 4,931,521
Arch Capital Group Ltd.
(a)
................... 25,528 2,397,590
Arthur J Gallagher & Co. .................... 17,343 4,294,474
Chubb Ltd. ............................. 25,554 7,568,584
Cincinnati Financial Corp. ................... 10,576 1,772,432
Hartford Insurance Group, Inc. (The) ............ 19,055 2,611,107
Markel Group, Inc.
(a)
....................... 858 1,785,017
Marsh & McLennan Companies, Inc. ............ 33,194 6,089,439
Progressive Corp. (The) .................... 39,550 9,048,644
Travelers Companies, Inc. (The) ............... 15,252 4,466,701
Willis Towers Watson PLC ................... 6,647 2,133,687
49,960,299
a
Interactive Media & Services  —  8 .9%
Alphabet, Inc. , Class A ..................... 235,729 75,475,711
Alphabet, Inc. , Class C , NVS ................. 198,041 63,396,885
Meta Platforms, Inc. , Class A ................. 146,637 95,013,444
Pinterest, Inc. , Class A
(a)
.................... 40,953 1,069,693
Snap, Inc. , Class A , NVS
(a)
.................. 74,875 575,040
235,530,773
a

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 51,265 $ 12,816,250
Cloudflare, Inc. , Class A
(a)
................... 25,833 5,172,025
Cognizant Technology Solutions Corp. , Class A ..... 40,736 3,165,595
Gartner, Inc.
(a)
........................... 6,348 1,477,434
GoDaddy, Inc. , Class A
(a)
.................... 11,583 1,481,002
International Business Machines Corp. .......... 77,199 23,822,067
Okta, Inc. , Class A
(a)
....................... 13,953 1,120,844
Snowflake, Inc.
(a)
......................... 26,647 6,694,792
Twilio, Inc. , Class A
(a)
...................... 12,691 1,645,896
57,395,905
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 19,260 2,956,410
Danaher Corp. .......................... 43,479 9,860,168
Illumina, Inc.
(a)
........................... 10,410 1,368,395
IQVIA Holdings, Inc.
(a)
...................... 11,582 2,663,976
Mettler-Toledo International, Inc.
(a)
............. 1,403 2,071,838
Thermo Fisher Scientific, Inc. ................. 25,587 15,117,567
Waters Corp.
(a)
.......................... 4,033 1,626,993
West Pharmaceutical Services, Inc. ............ 4,862 1,347,989
37,013,336
a
Machinery  —  2 .0%
Caterpillar, Inc. .......................... 31,714 18,259,653
Cummins, Inc. ........................... 9,314 4,638,186
Deere & Co. ............................ 17,403 8,083,519
Dover Corp. ............................ 9,422 1,745,708
Fortive Corp. ............................ 23,261 1,243,998
Graco, Inc. ............................. 11,198 923,163
IDEX Corp. ............................. 5,069 881,651
Ingersoll Rand, Inc. ....................... 27,028 2,171,429
PACCAR, Inc. ........................... 35,619 3,754,955
Parker-Hannifin Corp. ...................... 8,561 7,377,014
Xylem, Inc. ............................. 16,501 2,321,196
51,400,472
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 248,469 6,631,638
Omnicom Group, Inc. ...................... 21,599 1,546,920
8,178,558
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 74,110 6,724,000
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 18,462 1,963,434
CenterPoint Energy, Inc. .................... 44,121 1,763,957
Consolidated Edison, Inc. ................... 24,616 2,470,462
Dominion Energy, Inc. ...................... 57,825 3,629,675
Sempra ............................... 44,425 4,207,936
14,035,464
a
Oil, Gas & Consumable Fuels  —  2 .4%
ConocoPhillips .......................... 84,554 7,499,094
Diamondback Energy, Inc. ................... 12,717 1,940,487
EOG Resources, Inc. ...................... 36,840 3,973,194
EQT Corp. ............................. 42,495 2,586,246
Exxon Mobil Corp. ........................ 288,113 33,398,059
Kinder Morgan, Inc. ....................... 136,181 3,720,465
Occidental Petroleum Corp. .................. 50,376 2,115,792
ONEOK, Inc. ............................ 43,427 3,162,354
Williams Companies, Inc. (The) ............... 82,635 5,034,951
63,430,642
a
Security Shares Value
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 15,951 $ 1,500,511
Kenvue, Inc. ............................ 130,087 2,257,009
3,757,520
a
Pharmaceuticals  —  4 .9%
Bristol-Myers Squibb Co. .................... 137,632 6,771,494
Eli Lilly & Co. ........................... 54,368 58,471,153
Johnson & Johnson ....................... 162,757 33,677,679
Merck & Co., Inc. ......................... 168,802 17,695,514
Pfizer, Inc. ............................. 384,595 9,899,475
Zoetis, Inc. , Class A ....................... 30,128 3,861,807
130,377,122
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 27,456 7,009,517
Booz Allen Hamilton Holding Corp. , Class C ....... 8,367 698,310
Broadridge Financial Solutions, Inc. ............ 7,888 1,799,174
Equifax, Inc. ............................ 8,367 1,776,900
Jacobs Solutions, Inc. ...................... 8,063 1,086,973
Paychex, Inc. ........................... 21,935 2,449,920
Paycom Software, Inc. ..................... 3,428 552,491
TransUnion ............................. 13,163 1,119,513
Verisk Analytics, Inc. ....................... 9,490 2,135,914
18,628,712
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 20,365 3,295,668
Zillow Group, Inc. , Class C , NVS
(a)
............. 11,590 862,064
4,157,732
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 10,051 1,828,679
Equity Residential ........................ 25,581 1,579,627
3,408,306
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 45,767 945,546
Realty Income Corp. ....................... 61,790 3,559,722
Regency Centers Corp. .................... 11,657 829,512
Simon Property Group, Inc. .................. 22,279 4,151,024
9,485,804
a
Semiconductors & Semiconductor Equipment  —  13 .4%
Advanced Micro Devices, Inc.
(a)
............... 134,380 29,231,681
Analog Devices, Inc. ....................... 40,829 10,833,567
Broadcom, Inc. .......................... 371,486 149,693,999
Marvell Technology, Inc. .................... 71,567 6,398,090
Microchip Technology, Inc. ................... 45,006 2,411,421
NVIDIA Corp. ........................... 787,196 139,333,692
QUALCOMM, Inc. ........................ 88,732 14,914,962
352,817,412
a
Software  —  12 .5%
Adobe, Inc.
(a)
............................ 34,605 11,078,099
Atlassian Corp. , Class A
(a)
................... 13,817 2,065,918
Autodesk, Inc.
(a)
.......................... 17,649 5,353,648
Bentley Systems, Inc. , Class B ................ 13,592 570,320
Cadence Design Systems, Inc.
(a)
.............. 22,574 7,039,476
Crowdstrike Holdings, Inc. , Class A
(a)
............ 20,771 10,575,762
Datadog, Inc. , Class A
(a) (b)
................... 25,422 4,067,774
Docusign, Inc.
(a)
.......................... 16,743 1,161,127
Fortinet, Inc.
(a)
........................... 54,058 4,385,726
Gen Digital, Inc. .......................... 43,349 1,143,113
HubSpot, Inc.
(a)
.......................... 4,154 1,525,847
Intuit, Inc. .............................. 23,119 14,659,296
Microsoft Corp. .......................... 298,467 146,848,749

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 141,637 $ 28,603,592
Palantir Technologies, Inc. , Class A
(a)
........... 188,438 31,742,381
Palo Alto Networks, Inc.
(a)
................... 56,068 10,660,209
PTC, Inc.
(a)
............................. 10,023 1,758,335
Salesforce, Inc. .......................... 78,699 18,143,267
Samsara, Inc. , Class A
(a)
.................... 29,377 1,117,207
ServiceNow, Inc.
(a)
........................ 17,254 14,017,322
Synopsys, Inc.
(a)
......................... 15,400 6,437,354
Workday, Inc. , Class A
(a)
.................... 17,987 3,878,357
Zscaler, Inc.
(a)
........................... 8,552 2,150,828
328,983,707
a
Specialized REITs  —  0 .8%
American Tower Corp. ..................... 31,592 5,726,682
Crown Castle, Inc. ........................ 29,621 2,703,805
Digital Realty Trust, Inc. .................... 23,198 3,714,464
Equinix, Inc. ............................ 6,603 4,974,106
Iron Mountain, Inc. ........................ 20,072 1,733,217
Public Storage ........................... 10,801 2,965,306
21,817,580
a
Specialty Retail  —  1 .0%
Home Depot, Inc. (The) .................... 67,269 24,009,652
Ulta Beauty, Inc.
(a)
........................ 3,029 1,632,116
Williams-Sonoma, Inc. ..................... 8,338 1,500,923
27,142,691
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............... 27,027 3,604,050
Hewlett Packard Enterprise Co. ............... 109,919 2,403,929
IonQ, Inc.
(a) (b)
............................ 24,902 1,227,669
7,235,648
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 10,235 $ 900,987
Lululemon Athletica, Inc.
(a)
................... 7,385 1,360,169
NIKE, Inc. , Class B ....................... 80,839 5,224,625
7,485,781
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 13,294 1,729,151
Essential Utilities, Inc. ...................... 18,955 750,428
2,479,579
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 34,277 7,164,236
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,992,072,871 ) ............................... 2,633,404,953
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 5,671,497 5,674,333
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 1,707,228 1,707,228
a
Total Short-Term Securities — 0.3%
(Cost: $ 7,381,561 ) .................................. 7,381,561
Total Investments — 100.1%
(Cost: $ 1,999,454,432 ) ............................... 2,640,786,514
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (3,565,651)
Net Assets — 100.0% ................................. $ 2,637,220,863
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,495,948  $ 3,178,189
(a)
$ —  $ 392  $ (196) $ 5,674,333  5,671,497  $ 2,990
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,651,271  —  (1,944,043)
(a)
—  —  1,707,228  1,707,228  31,566  —
BlackRock, Inc. ... 11,183,483  661,753  (658,025) 29,216  (816,738) 10,399,689  9,930  51,866  —
$ 29,608  $ (816,934)
$ 17,781,250
$ 86,422  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 10 12/19/25 $ 3,430 $ 78,704
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,633,404,953  $ —  $ —  $ 2,633,404,953
Short-Term Securities
Money Market Funds ...................................... 7,381,561  —  —  7,381,561
$ 2,640,786,514  $ —  $ —  $ 2,640,786,514
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 78,704  $ —  $ —  $ 78,704
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust